Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 10, 2022 USD ($)	Mar. 06, 2022 CAD ($) $ / shares shares	Mar. 02, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Gross proceeds | $		$ 13.3
Aggregate share issued | shares		3,029,748
Subordinate shares | shares		3,029,748
Subordinate price per share | $ / shares		$ 4.4
Share issued | shares		1,781,308
Exercise price per share | $ / shares		$ 7.11
Committed amount | $			$ 10,000,000
Interest rate			7.50%
Total purchase price | $	$ 39,320
Warrant [Member]
Subsequent Events (Details) [Line Items]
Subordinate shares | shares		1,248,440
Subordinate price per share | $ / shares		$ 6.25
Exercise price per share | $ / shares		$ 9.42